8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Liability - Amount during period		$ 439,476	$ 745,883	$ 834,975
Related Party Liability			130,652
Pacific Opportunity Capital Ltd
Related Party Liability - Description of Services	[1]	Rent, management, accounting, marketing and financing services
Related Party Liability - Amount during period	[1]	$ 198,158	228,455	218,690
Related Party Liability	[1]		62,754
Paul W. Kuhn
Related Party Liability - Description of Services	[2]	Consulting, salaries, housing allowance and share-based payment
Related Party Liability - Amount during period	[2]	$ 217,248	326,903	335,970
Related Party Liability	[2]		33,523
Mark T. Brown (f)
Related Party Liability - Description of Services	[3]	Short-term loan
Related Party Liability - Amount during period	[3]	$ 16,000	0	0
Related Party Liability	[3]		0
Paul L. Nelles
Related Party Liability - Description of Services	[4]	Salaries and share-based payment
Related Party Liability - Amount during period	[4]	$ 8,070	27,620	23,320
Related Party Liability	[4]		0
Mineralia
Related Party Liability - Description of Services	[5]	Consulting
Related Party Liability - Amount during period	[5]	$ 0	157,536	198,089
Related Party Liability	[5]		34,375
B&B Renting and Consulting Lda
Related Party Liability - Description of Services	[6]	Rent
Related Party Liability - Amount during period	[6]	$ 0	0	42,026
Related Party Liability	[6]		0
Adriano Barros
Related Party Liability - Description of Services	[5]	Share-based payment
Related Party Liability - Amount during period	[5]	$ 0	5,369	$ 16,880
Related Party Liability	[5]		$ 0

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company
[2]	On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies.
[3]	Mark T. Brown is a director of the Company. The $16,000 advance is non-interest bearing without specific terms of repayment.
[4]	Paul L. Nelles is a director of Innomatik
[5]	Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA
[6]	B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA